UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2012

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Al Frank Asset Management, Inc.
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Name of Institutional Investment Manager

85 Argonaut, Suite 220               Alisa Viejo,            CA           92656
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Buckingham            Chief Investment Officer               (949) 499-3215
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ John Buckingham
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Laguna Beach CA February 8, 2013
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 132

Form 13F Information Table Value Total: $643,074 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

AL FRANK ASSET MANAGEMENT QUARTER END 12/31/2012

                                                     FORM 13F INFORMATION TABLE
                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS      SOLE  SHARED     NONE
--------------           ---------------  ------    ---------  -------- --------------------------     -----  -------    -----
3M Corp.                       COMMON     88579Y101     2,042     21,991  SH      Sole                  13,827             8,164
Abbott Laboratories            COMMON     002824100     5,473     83,553  SH      Sole                  56,810            26,743
Aceto Corp                     COMMON     004446100     3,672    365,413  SH      Sole                 231,094           134,319
Activision Blizzard            COMMON     00507V109     3,569    336,044  SH      Sole                 217,690           118,353
Aetna                          COMMON     00817Y108     4,567     98,619  SH      Sole                  69,492            29,127
Alpha & Omega Semiconductor
    Inc.                       COMMON     g6331p104       599     71,360  SH      Sole                  70,085             1,275
American Software              COMMON     029683109     2,843    366,350  SH      Sole                 270,551            95,799
Ameriprise Financial           COMMON     03076C106     6,058     96,727  SH      Sole                  68,126            28,601
Anworth Mortgage Asset Corp    COMMON     037347101     1,083    187,317  SH      Sole                 145,046            42,271
Apache                         COMMON     037411105     3,768     48,004  SH      Sole                  33,480            14,524
Apple Computer                 COMMON     037833100     2,438      4,582  SH      Sole                   3,145             1,437
Archer-Daniels-Midland         COMMON     039483102     5,219    190,529  SH      Sole                 136,915            53,614
Baker Hughes                   COMMON     057224107     3,641     89,143  SH      Sole                  61,396            27,747
Bank of NY Mellon Corp.        COMMON     064058100     4,095    159,328  SH      Sole                 110,203            49,125
Barclays Capital High Yield
    Bond                       ETF        78464a417    56,678  1,392,231  SH      Sole                 662,704           729,527
Baxter International           COMMON     071813109     6,196     92,945  SH      Sole                  66,398            26,547
BB&T Corporation               COMMON     054937107     4,104    140,994  SH      Sole                 101,208            39,786
Benchmark Electronics          COMMON     08160h101     4,243    255,324  SH      Sole                 181,147            74,177
Best Buy                       COMMON     086516101       146     12,279  SH      Sole                   8,311             3,968
BHP Billiton                   COMMON     088606108     2,534     32,308  SH      Sole                  27,032             5,276
BioMed Realty                  COMMON     09063H107     3,271    169,221  SH      Sole                 124,179            45,042
Briggs & Stratton              COMMON     109043109     5,794    274,851  SH      Sole                 188,371            86,480
Bristow Group Inc              COMMON     110394103     6,189    115,331  SH      Sole                  79,290            36,041
Brocade Communications
   Systems                     COMMON     111621306     2,497    468,565  SH      Sole                 297,433           171,132
CA Inc.                        COMMON     12673P105       831     37,787  SH      Sole                  32,148             5,639
California Water Service       COMMON     130788102     2,149    117,092  SH      Sole                  75,388            41,704
Caterpillar                    COMMON     149123101       556      6,202  SH      Sole                   4,288             1,914
Celanese Corp                  COMMON     150870103     5,127    115,129  SH      Sole                  79,854            35,276
Chesapeake Energy              COMMON     165167107     2,017    121,370  SH      Sole                  78,798            42,572
Cisco Systems                  COMMON     17275R102     5,571    283,516  SH      Sole                 184,597            98,919
Comcast Corp CL A              COMMON     20030N101     6,787    181,672  SH      Sole                 123,442            58,230
Cooper Tire                    COMMON     216831107     8,903    351,076  SH      Sole                 245,181           105,895
Corning                        COMMON     219350105     3,402    269,578  SH      Sole                 187,495            82,083
Covidien PLC                   COMMON     G2554F113     5,122     88,707  SH      Sole                  64,398            24,309
Credit Suisse Group            COMMON     225401108     2,875    117,068  SH      Sole                  75,667            41,401
CSX                            COMMON     126408103       499     25,270  SH      Sole                  22,374             2,896
Delta Apparel                  COMMON     247368103       311     22,274  SH      Sole                  22,274                 -
Diamond Offshore               COMMON     25271c102     4,066     59,826  SH      Sole                  41,621            18,205
Diodes                         COMMON     254543101       422     24,329  SH      Sole                   6,902            17,427
Direxion Daily Devel Mkts
   Bull 3X Shares              ETF        25459W789       664     14,767  SH      Sole                  14,615               152
Direxion Daily Emerg Mkts
   Bull 3X Shares              ETF        25459y686       613      5,607  SH      Sole                   5,548                59
Direxion Daily Mid Cap Bull
   3X Shares                   ETF        25459W730       229      6,080  SH      Sole                   6,020                60
Direxion Daily Real Estate
   Bull 3x                     ETF        25459w755       207      2,665  SH      Sole                   2,665                 -
Direxion Daily S&P 500 Bull
   3X Shares                   ETF        25459W862       533      6,082  SH      Sole                   6,025                57
Direxion Daily Small Cap Bull
    3X Shares                  ETF        25459W847       233      3,642  SH      Sole                   3,605                37
Disney, Walt                   COMMON     254687106     6,638    133,316  SH      Sole                  94,646            38,670
DTE Energy Co.                 COMMON     233331107     7,100    118,230  SH      Sole                  82,085            36,145
DuPont                         COMMON     263534109     2,430     54,030  SH      Sole                  37,919            16,111
Eaton Corp PLC                 COMMON     G29183103     7,030    129,759  SH      Sole                  93,510            36,249
ENI SPA ADR                    COMMON     26874r108     2,616     53,245  SH      Sole                  41,549            11,696
Ericsson                       COMMON     294821608     4,006    396,664  SH      Sole                 254,716           141,948
Exelon                         COMMON     30161N101       836     28,106  SH      Sole                  18,386             9,720
Exxon Mobil                    COMMON     30231G102     5,621     64,950  SH      Sole                  47,964            16,986
Foot Locker                    COMMON     344849104       772     24,026  SH      Sole                  20,163             3,863
Freeport McMoran Copper & Gold COMMON     35671D857     4,530    132,468  SH      Sole                  87,170            45,298
General Dynamics               COMMON     369550108     4,228     61,040  SH      Sole                  43,032            18,008
Goldman Sachs Group            COMMON     38141G104     2,390     18,736  SH      Sole                  10,614             8,122
Hasbro                         COMMON     418056107     5,747    160,079  SH      Sole                 112,008            48,071
Ingram Micro                   COMMON     457153104     2,863    169,234  SH      Sole                 105,352            63,882
Intel                          COMMON     458140100     5,145    249,502  SH      Sole                 171,817            77,686
Int'l Business Machines        COMMON     459200101     5,462     28,513  SH      Sole                  20,338             8,175
iShares Barclays MBS Bond Fund ETF        464288588    21,856    202,393  SH      Sole                  92,983           109,410
iShares Barclays Tip           ETF        464287176     1,049      8,640  SH      Sole                   8,640                 -
iShares Emerging Markets
   High Yield Bond Fund        ETF        464286285    10,951    196,580  SH      Sole                  93,877           102,703
iShares IBOXX $ High Yield
   Corp Bond Fund              ETF        464288513     2,344     25,107  SH      Sole                  24,971               136
iShares JPMorgan Emerging
   Market Bond Fund            ETF        464288281    10,837     88,256  SH      Sole                  41,333            46,923
iShares Trust Comex Gold ETF   ETF        464285105     1,082     66,448  SH      Sole                  65,780               668
JP Morgan Chase                COMMON     46625H100     6,137    139,584  SH      Sole                  98,912            40,672
KLA-Tencor                     COMMON     482480100     3,343     69,993  SH      Sole                  47,607            22,386
Kohl's                         COMMON     500255104     2,511     58,427  SH      Sole                  40,577            17,850
L-3 Communications Holdings    COMMON     502424104     4,642     60,585  SH      Sole                  41,355            19,230
Lexmark International          COMMON     529771107     2,941    126,814  SH      Sole                  99,425            27,389
Lockheed Martin                COMMON     539830109     5,824     63,109  SH      Sole                  43,454            19,655
Manpower Inc.                  COMMON     56418H100     5,173    121,890  SH      Sole                  85,814            36,076
Marathon Oil                   COMMON     565849106     4,629    150,974  SH      Sole                 110,121            40,853
Marathon Petroleum             COMMON     56585A102     6,609    104,899  SH      Sole                  74,319            30,580
Market Vectors Emerging
   Markets Local Currency Bond ETF        57060u522    23,358    850,934  SH      Sole                 409,887           441,047
Market Vectors International
   High Yield Bond ETF         ETF        57061R205    11,202    412,780  SH      Sole                 194,641           218,139
Marvell Tech                   COMMON     g5876h105     2,083    286,857  SH      Sole                 178,968           107,889
McKesson                       COMMON     58155Q103     5,815     59,977  SH      Sole                  41,674            18,303
MDC Holdings                   COMMON     552676108     6,827    185,712  SH      Sole                 133,447            52,265
Merck & Co.                    COMMON     58933Y105     1,300     31,748  SH      Sole                  22,823             8,925
Metlife                        COMMON     59156r108     2,988     90,706  SH      Sole                  65,837            24,869
Microchip Tech                 COMMON     595017104     2,838     87,075  SH      Sole                  63,569            23,506
Microsoft                      COMMON     594918104     5,636    211,001  SH      Sole                 155,788            55,213
Nash Finch Company             COMMON     631158102     1,628     76,492  SH      Sole                  51,028            25,464
Navios Maritime Holdings Inc.  COMMON     Y62196103     3,958  1,174,622  SH      Sole                 826,374           348,248
New York Community             COMMON     649445103     1,289     98,391  SH      Sole                  69,243            29,148
Newmont Mining Corp Holding
   Co.                         COMMON     651639106       860     18,520  SH      Sole                  13,998             4,522
Nippon Telegraph and Telephone COMMON     654624105     4,443    211,288  SH      Sole                 140,080            71,208
Norfolk Southern               COMMON     655844108     5,551     89,765  SH      Sole                  62,666            27,099
Novartis                       COMMON     66987V109     5,248     82,901  SH      Sole                  60,848            22,053
Nucor                          COMMON     670346105     1,828     42,354  SH      Sole                  27,447            14,907
OM Group                       COMMON     670872100       274     12,354  SH      Sole                   6,234             6,120
Palomar Med Tech               COMMON     697529303     3,381    367,117  SH      Sole                 251,563           115,554
Pepsico                        COMMON     713448108     1,533     22,401  SH      Sole                  17,095             5,306
PetMed Express                 COMMON     716382106     1,254    113,014  SH      Sole                  82,733            30,281
Petroleo Brasileiro SA         COMMON     71654V408     1,480     76,030  SH      Sole                  55,103            20,927
PNC Bank                       COMMON     693475105     3,115     53,416  SH      Sole                  37,008            16,408
Portugal Telecom Spons ADR     COMMON     737273102     5,555  1,115,452  SH      Sole                 789,671           325,781
Protective Life                COMMON     743674103     6,853    239,787  SH      Sole                 170,975            68,812
Prudential                     COMMON     744320102     4,385     82,220  SH      Sole                  55,969            26,251
Raytheon Co.                   COMMON     755111507     2,374     41,237  SH      Sole                  35,101             6,136
Royal Caribbean Cruises        COMMON     v7780t103     5,518    162,297  SH      Sole                 110,073            52,224
Royal Dutch Shell Group A      COMMON     780259206     3,364     48,785  SH      Sole                  32,577            16,208
Seagate Tech                   COMMON     g7945m107     6,109    200,813  SH      Sole                 140,932            59,881
Ship Finance Int'l             COMMON     G81075106     3,156    189,777  SH      Sole                 144,391            45,386
Staples                        COMMON     855030102     3,843    337,077  SH      Sole                 226,398           110,679
STMicroelectronics N.V.        COMMON     861012102     3,476    480,158  SH      Sole                 315,407           164,751
Synovus Fin'l                  COMMON     87161C105       35      14,222  SH      Sole                  14,222                 -
TCF Financial                  COMMON     872275102     3,035    249,802  SH      Sole                 183,261            66,541
Thermo Fisher Scientific       COMMON     883556102     5,059     79,320  SH      Sole                  56,243            23,077
Timken Company                 COMMON     887389104     1,999     41,800  SH      Sole                  24,723            17,077
Total SA ADR                   COMMON     89151e109     2,611     50,200  SH      Sole                  40,729             9,471
Tsakos Energy                  COMMON     G9108L108       987    263,123  SH      Sole                 172,415            90,708
Tutor Perini Corp              COMMON     901109108     2,965    216,417  SH      Sole                 152,078            64,339
Tyson Foods                    COMMON     902494103     5,343    275,403  SH      Sole                 186,477            88,925
U R S                          COMMON     903236107     3,124     79,571  SH      Sole                  48,138            31,433
United Online                  COMMON     911268100     4,476    800,768  SH      Sole                 561,562           239,206
UnitedHealth Group, Inc        COMMON     91324p102     2,848     52,499  SH      Sole                  37,285            15,214
Vanguard Intermediate Term
   Corporate Bond              ETF        92206c870    51,026    582,093  SH      Sole                 272,084           310,009
Vanguard Long-Term Corporate
   Bond                        ETF        92206c813    23,624    257,593  SH      Sole                 129,657           127,936
Vanguard Short-Term Corporate
   Bond                        ETF        92206c409    10,877    135,420  SH      Sole                  65,146            70,274
Vanguard Total Bond Market     ETF        921937835     1,729     20,582  SH      Sole                  20,394               188
Walgreen                       COMMON     931422109     6,111    165,117  SH      Sole                 117,273            47,844
Waste Management               COMMON     94106L109     5,452    161,584  SH      Sole                 113,590            47,994
Wells Fargo & Co.              COMMON     949746101     3,601    105,344  SH      Sole                  79,218            26,126
Western Digital                COMMON     958102105       987     23,231  SH      Sole                  12,985            10,246
Whirpool                       COMMON     963320106     6,584     64,704  SH      Sole                  43,762            20,942
World Wrestling Ent            COMMON     98156Q108       383     48,565  SH      Sole                  37,431            11,134
Xyratex                        COMMON     G98268108     3,345    397,788  SH      Sole                 243,147           154,641
Yamana Gold                    COMMON     98462Y100     5,175    300,682  SH      Sole                 212,739            87,943







